Borrowings - Additional Information (Details)					12 Months Ended
	Mar. 03, 2021 USD ($)	Mar. 01, 2021 USD ($)	Jun. 26, 2020 USD ($)	Apr. 29, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 05, 2021 USD ($)	Mar. 01, 2021 CAD ($)	Feb. 26, 2021 USD ($)	Jan. 01, 2021 USD ($)	Jan. 01, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 GBP (£)	Dec. 09, 2020 GBP (£)	Dec. 08, 2020	May 29, 2020 CAD ($)	Mar. 31, 2020 USD ($)	Feb. 21, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Jun. 28, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 8,849,000,000.0	$ 7,261,000,000.0
Borrowings					$ 8,814,000,000.0	7,232,600,000
Maximum ratio of consolidated debt to consolidated capitalization					0.35
Required minimum of shareholders' equity balance					$ 9,500,000,000
Equity attributable to owners of parent					13,856,600,000	14,378,100,000
Interest expense on borrowings					413,100,000	404,200,000
Interest expense on lease liabilities					62,800,000	67,800,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings					8,814,000,000.0	7,232,600,000															$ 6,480,400,000
Holding company cash and investments
Disclosure of detailed information about borrowings [line items]
Notional amount					5,613,000,000.0	4,148,700,000
Borrowings					5,580,600,000	4,117,300,000
Holding company cash and investments | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings					5,580,600,000	4,117,300,000															3,859,500,000
Non-insurance companies
Disclosure of detailed information about borrowings [line items]
Notional amount					2,210,800,000	2,084,200,000
Repayments of non-current borrowings					82,500,000	308,500,000
Borrowings					2,200,000,000.0	2,075,700,000
Non-insurance companies | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings					2,200,000,000.0	2,075,700,000															1,625,200,000
Insurance and reinsurance companies
Disclosure of detailed information about borrowings [line items]
Notional amount					1,025,200,000	1,028,100,000
Borrowings					1,033,400,000	1,039,600,000
Insurance and reinsurance companies | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings					1,033,400,000	1,039,600,000															$ 995,700,000
4.625% Unsecured Senior Notes Due April 29, 2030
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 650,000,000.0
Interest rate				4.625%
Net proceeds from borrowings				$ 645,000,000.0
Repayments of non-current borrowings					500,000,000.0
Borrowing costs incurred				$ 5,000,000.0
The credit facility
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings					1,070,000,000.0
The credit facility | Holding company cash and investments
Disclosure of detailed information about borrowings [line items]
Current borrowings																	$ 1,770,000,000.0
Revolving credit facility available					$ 2,000,000,000.0
Debt to consolidated capitalization ratio, actual					0.306							0.306	0.306
Fairfax India Floating Rate Term Loan Due June 2019 | Non-insurance companies
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 550,000,000.0			550,000,000.0														$ 550,000,000.0
Repayments of non-current borrowings			$ 500,000,000.0
Fairfax India Floating Rate Term Loan Due June 2019 | Non-insurance companies | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 547,200,000	547,200,000
AGT Floating Rate Secured Senior Credit Facility Due March 2020
Disclosure of detailed information about borrowings [line items]
Notional amount																		$ 525,000,000.0
Borrowings					440,500,000	386,900,000						$ 561,200,000							$ 501,700,000
Dexterra Floating Rate Revolving Credit Facility Due December 2022 | Non-insurance companies
Disclosure of detailed information about borrowings [line items]
Notional amount																$ 175,000,000.0
Revolving Credit Facility | Holding company cash and investments
Disclosure of detailed information about borrowings [line items]
Notional amount					700,000,000.0	0
Revolving Credit Facility | Holding company cash and investments | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings					700,000,000.0	0
5.84% due October 14, 2022 (Cdn$450.0) | Holding company cash and investments
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 350,100,000	343,900,000						$ 446,000,000.0
Interest rate					5.84%							5.84%	5.84%
5.84% due October 14, 2022 (Cdn$450.0) | Holding company cash and investments | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 351,100,000	345,900,000
4.50% due March 22, 2023 (Cdn$400.0) | Holding company cash and investments
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 314,000,000.0	308,500,000						$ 400,000,000.0
Interest rate					4.50%							4.50%	4.50%
4.50% due March 22, 2023 (Cdn$400.0) | Holding company cash and investments | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 312,900,000	307,000,000.0
Brit 3.6757% subordinated notes due December 9, 2030 (£135.0) | Insurance and reinsurance companies
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 184,500,000	178,800,000							£ 135,000,000.0	£ 135,000,000.0
Interest rate					3.6757%							3.6757%	3.6757%	3.6757%	6.625%
Brit 3.6757% subordinated notes due December 9, 2030 (£135.0) | Insurance and reinsurance companies | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 184,500,000	$ 180,800,000
Subsequent Events | AGT Floating Rate Secured Senior Credit Facility Due March 2020
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 525,000,000.0
Subsequent Events | Revolving credit facility | Holding company cash and investments
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 500,000,000.0			$ 200,000,000.0
Subsequent Events | 3.95% Unsecured Senior Notes Due March 3, 2031
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 671,600,000						$ 850,000,000.0
Interest rate		3.95%						3.95%
Net proceeds from borrowings		$ 666,200,000
Borrowing costs incurred		$ 5,400,000
Subsequent Events | 3.65% Unsecured Senior Notes Due March 3, 2031
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 600,000,000.0
Interest rate	3.375%
Net proceeds from borrowings	$ 583,800,000
Borrowing costs incurred	$ 15,400,000
Subsequent Events | Fairfax India 5.00% Unsecured Senior Notes Due 2028 | Non-insurance companies
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 500,000,000.0
Interest rate									5.00%
Subsequent Events | Fairfax India 5.00% Unsecured Senior Notes Due 2028 | Insurance and reinsurance companies
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 58,400,000